Related-party Transactions - Summary of Compensation of Key Management Personnel (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of transactions between related parties [line items]
Short-term benefits	$ 8.6	₨ 650.7	₨ 633.9	₨ 798.4
Post-employment benefits	1.0	75.6	54.6	₨ 17.6
Share based payment	$ 0.1	₨ 6.2	₨ 4.4